Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Beginning balance (shares)	6,864,563
Granted during the year (shares)	0
Forfeited during the year (shares)	(574,299)
Exercised during the year (in shares)	(102,825)
Expired during the year (shares)	(120,126)
Ending balance (shares)	6,067,313	6,864,563
Exercisable (in shares)	4,449,152
Weighted-Average Exercise Price
Beginning balance (in usd per share)	$ 2.05
Granted during the year (in usd per share)	0
Forfeited during the year (in usd per share)	4.56
Exercised during the year (in usd per share)	1.12
Expired during the year (in usd per share)	2.60
Ending balance (in usd per share)	1.83	$ 2.05
Exercisable, weighted average exercise price (in usd per share)	$ 1.31
Weighted-Average Remaining Contractual Term (years)
Weighted average remaining contractual life of outstanding options (years)	2 years 25 days	2 years 4 months 9 days
Exercisable, weighted average remaining contractual life of outstanding options (years)	1 year 11 months 1 day
Intrinsic value, outstanding	$ 10,818
Exercisable, intrinsic value	$ 8,832